N-2 - $ / shares		2 Months Ended	3 Months Ended
	Mar. 12, 2024	Mar. 12, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Cover [Abstract]
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Prospect Capital Corporation
General Description of Registrant [Abstract]
Share Price [Table Text Block]

	NAV Per	Stock Price			Premium (Discount)
	Common Share(1)	High(2)		Low(2)	High(3)	Low(3)
Twelve Months Ending June 30, 2022
First quarter	$10.12	$8.46		$7.69	(16.4)%	(24.0)%
Second quarter	10.60	9.00		7.83	(15.1)%	(26.1)%
Third quarter	10.81	8.89		7.86	(17.8)%	(27.3)%
Fourth quarter	10.48	8.48		6.68	(19.1)%	(36.3)%
Twelve Months Ending June 30, 2023
First quarter	$10.01	$8.18		$6.11	(18.3)%	(39.0)%
Second quarter	9.94	7.82		6.39	(21.3)%	(35.7)%
Third quarter	9.48	7.66		6.67	(19.2)%	(29.6)%
Fourth quarter	9.24	6.94	6.08	6.08	(24.9)%	(34.2)%
Twelve Months Ending June 30, 2024
First quarter	$9.25	$6.65		$5.94	(28.1)%	(35.8)%
Second quarter	8.92	6.18		5.08	(30.7)%	(43.0)%
Third quarter (through March 12, 2024)	(4)	6.24		5.33	(4)	(4)
(1)    NAV per common share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per common share on the date of the high or low sales price. The NAVs shown are based on outstanding common shares at the end of each period.
(2)    The High/Low stock price is calculated as of the closing price on a given day in the applicable quarter.
(3)    Calculated as the respective high or low closing sales price less NAV per common share, divided by NAV per common share (in each case as of the applicable quarter end).
(4)     NAV has not yet been finally determined for any day after December 31, 2023. Our most recently estimated NAV per common share is $8.92 on December 31, 2023. NAV per common share as of March 31, 2024 may be higher or lower than $8.92 based on potential changes in valuations, issuances of securities, dividends paid and earnings for the quarters then ended.

Lowest Price or Bid		$ 5.33	$ 5.08	$ 5.94	$ 6.08	$ 6.67	$ 6.39	$ 6.11	$ 6.68	$ 7.86	$ 7.83	$ 7.69
Highest Price or Bid		$ 6.24	$ 6.18	$ 6.65	$ 6.94	$ 7.66	$ 7.82	$ 8.18	$ 8.48	$ 8.89	$ 9.00	$ 8.46
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(30.70%)	(28.10%)	(24.90%)	(19.20%)	(21.30%)	(18.30%)	(19.10%)	(17.80%)	(15.10%)	(16.40%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(43.00%)	(35.80%)	(34.20%)	(29.60%)	(35.70%)	(39.00%)	(36.30%)	(27.30%)	(26.10%)	(24.00%)